Capital and Leasing Commitments (Details Textual)	1 Months Ended
Jan. 31, 2018
Disclosure of capital and leasing commitments [Line Items]
Contractual Commitment Term	7 years
Description Of Operating lease term	Operating leases are in place for leased premises and vehicles, and normally have a term between 1 and 11 years.